RIGHT OF USE AND LEASE LIABILITIES - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE AND LEASE LIABILITIES
Current	R$ 878,448	R$ 1,005,523
Non-current	2,392,289	2,542,339
Total	R$ 3,270,737	R$ 3,547,862	R$ 3,858,455